Stockholders' Equity	9 Months Ended
Jan. 01, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
6.	Stockholders' Equity

In connection with the completion of the IPO, all outstanding shares of convertible preferred stock were converted into the Company's common stock. As a result, following the IPO, the Company has no outstanding shares of convertible preferred stock as of January 2012.

Under the Company's Second Amended and Restated Certificate of Incorporation, as amended, the Company, at March 2010 and April 2011 had authorized the issuance of 30,136,000 shares of convertible preferred stock, with a par value of $0.001, which have been designated as Series A Convertible Preferred Stock ("Series A"), Series B Convertible Preferred Stock ("Series B"), and Series C Convertible Preferred Stock ("Series C"). Convertible preferred stock consists of the following:

	As of March 2010
Series	Period Issued	Price Per Share	Preferred Stock		Shares Authorized	Shares Outstanding	Liquidation Value
	(in thousands except per share amounts)
Series A	April 2004	$1.000	$7,970	(A)	8,060	8,000	$8,000
Series B	December 2006	$1.858	11,513	(A)	6,566	5,920	11,000
Series C	March to May 2009	$1.225	18,881		15,510	15,510	19,000

Total			$38,364		30,136	29,430	$38,000

(A)	As explained below, the Company adopted ASC 815-40-15 as of March 30, 2009 (the first day of Fiscal 2010), which resulted in a reclassification of $0.8 million from preferred stock to long-term liabilities (specifically "Preferred stock warrants liability"). Accordingly, $72,000 and $0.8 million were reclassified from the Series A and Series B amounts reflected in the table above to the preferred stock warrant liability, respectively.

	As of April 2011
Series	Period Issued	Price Per Share	Preferred Stock		Shares Authorized	Shares Outstanding	Liquidation Value
	(in thousands except per share data)
Series A	April 2004	$1.000	$9,019	(B)	8,060	8,000	$8,000
Series B	December 2006	$1.858	22,341	(B)	6,566	5,920	11,000
Series C	March to May 2009	$1.225	18,881		15,510	15,510	19,000

Total			$50,241		30,136	29,430	$38,000

(B)

On June 25, 2010, the Company amended its Certificate of Incorporation to remove the provisions that had previously resulted in the outstanding preferred stock warrants being classified as a long-term liability under ASC 815-40-15. On the date of this amendment, the warrants were considered, under ASC 815-40-15, to be indexed to the Company's stock and accordingly, the fair value of the warrant liability on the date of the amendment, $11.9 million, was reclassified into stockholders' equity (as a component of the series of preferred stock into which the warrants were exercisable). As such, the above table reflects an increase from March 2010 of $1.0 million and $10.8 million in the carrying value of Series A and Series B, respectively.

Prior to the completion of the IPO, the holders of convertible preferred stock had the following rights:

Dividends Preference—The holders of Series C had the right to receive dividends, in preference to any dividends paid to the holders of Series A, Series B and common stock, at the rate of $0.09840 per share per annum, when and if declared by the Board of Directors. Such dividends would not be cumulative. To date, no such dividends had been declared. After payment of any dividends to the holders of Series C, the holders of Series A and Series B had the right to receive dividends, on a pari passu basis, in preference to any dividends paid to the holders of common stock, at the rates of $0.08000 and $0.14864 per share per annum, respectively, when and if declared by the Board of Directors. Such dividends would not be cumulative. To date, no such dividends had been declared.

After payment of any dividends to Series A and Series B, any additional dividends would be distributed among all holders of common stock and all holders of preferred stock in proportion to the number of shares of common stock which would be held by each such holder if all shares of such preferred stock were converted to common stock at the then effective conversion rate for each such series of preferred stock. To date, no such dividends had been declared.

Liquidation Preference—In the event of any Liquidation Event (defined below), the holders of Series C would be entitled to receive, prior and in preference to any distribution to other classes of the assets of the Company legally available for distribution, or the consideration received in such transaction, $1.225 per share, plus any declared and unpaid dividends on Series C. The holders of Series C were not entitled to any remaining assets after the above distribution.

Upon completion of the distribution to the holders of the Series C, the holders of Series A and Series B would be entitled to receive, in preference to the holders of common stock, amounts equal to $1.00 and $1.858 per share, respectively, plus any declared and undeclared dividends on Series A and Series B, respectively. The holders of Series A and Series B were not entitled to any remaining assets after the above distribution.

Upon the completion of the above preferential distributions, any remaining available assets and funds of the Company would be distributed pro rata to the holders of common stock. A Liquidation Event includes: (A) a liquidation, dissolution, or winding-up of the Company; (B) the acquisition of the Company or of at least 50% of all of the outstanding capital stock of the Company by another entity by means of any transaction or series of related transactions described as per the Certificate of Incorporation; (C) a sale, transfer, or lease of all or substantially all of the assets of the Company; or (D) the transfer or series of transfers of the Company's securities such that the majority of the voting power of the Company changes.

Conversion—All outstanding shares of Series A, Series B and Series C would automatically be converted into shares of the Company's common stock immediately upon the earlier of (i) sale of common stock in an underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, the public offering price of which is not less than $2.45 per share as adjusted for any recapitalizations and with the gross proceeds to the Company of at least $25.0 million or (ii) the date specified by written consent or agreement of the holders of at least two-thirds of the then outstanding shares of preferred stock voting together as a single class with voting power determined as provided in the agreement. Each share of preferred stock was convertible into common stock at the option of the holder at any time at the then-effective conversion ratio, subject to adjustments for subdivisions or combinations of common stock, stock dividends, and other distributions and reorganizations, reclassifications, or similar events. As of April 2011, each share of Series A, Series B and Series C preferred stock was convertible, at the option of the stockholder, into 2.5 shares, 2.5 shares and 1.0 shares, respectively, of common stock.

Voting Rights—The holder of each share of Series A, Series B and Series C had the right to one vote for each share of common stock into which such share of preferred stock could then be converted. In addition, (i) the holders of Series A were entitled, voting as a separate class, to elect two directors of the Company; (ii) the holders of the common stock were entitled, voting as a separate class, to elect two directors of the Company, provided that one such director would be the chief executive officer of the Company; and (iii) the holders of Series A, Series B and Series C were entitled, voting together as a single class, to elect one director of the Company.

Protective Provisions—So long as any shares of Series A, Series B or Series C were outstanding, the Company may not, without the consent of a majority of the Series A, Series B or Series C, respectively, alter or change the rights, preferences or privileges of such respective series so as to adversely affect such series or increase or decrease the total number of authorized shares of such series. In addition, the Company may not, without the consent of a majority of the Series A, Series B and Series C: (i) create or authorize any new class or series of shares having rights, preferences or privileges pari passu or on par to the Series C; (ii) redeem any shares; (iii) effect any Liquidation Event; (iv) amend or waive any provision of the certificate of incorporation or bylaws to alter or change the rights, preferences or privileges of the preferred stock; (v) increase or decrease the authorized size of the Board of Directors; (vi) pay or declare any dividend or other distribution on shares; (vii) appoint a new chief executive officer, unless approved by the Board of Directors; (viii) change the Company's auditors, unless approved by the Board of Directors; or (ix) make any material change in the nature of the Company's business, unless approved by the Board of Directors.

Redemption—Prior to the issuance of Series C on March 28, 2008, the holder or holders of at least two-thirds of the then outstanding preferred stock, voting as a single class, could have elected to require the Company to redeem all shares of preferred stock at any time after five years from the date of purchase of the Series B. The Company would have refunded such redeemed preferred stock in three equal cash installments equal to the original preferred stock Series A and Series B proceeds, plus all declared but unpaid dividends on such shares. However, on March 28, 2008, the terms of existing Series A and Series B were amended in connection with the issuance of Series C preferred stock. The terms, as amended, no longer include the above referenced redemption rights held by holders of Series A and Series B.

Preferred Stock Warrants

In connection with the First Equipment Loan (see Note 4), on October 15, 2004, the Company issued a fully vested warrant to purchase 60,000 shares of Series A convertible preferred stock at an exercise price of $1.00. The warrant expires on December 31, 2012. The $38,000 fair value of the warrant on the date of grant was estimated using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 4.4%, contractual life of eight years, dividend yield of 0%, and expected volatility of 75%. The fair value of the warrant was recorded as a discount to the long-term debt and amortized to interest expense. The discount was fully amortized as of March 2009.

In connection with the Line of Credit (see Note 4) on February 27, 2006, the Company issued a fully vested warrant to purchase shares of convertible preferred stock with the number of shares issuable under the warrant and exercise price determined by a formula based in part on the subsequent Series B redeemable convertible preferred stock financing (the "Series B Financing"). Based on the subsequent Series B Financing, 139,958 shares of Series B redeemable convertible preferred stock at $1.43 per share were issuable under the warrant. The warrant expires on April 1, 2013 (seven years from the date of grant). The $0.2 million fair value of the warrant on the date of grant was estimated using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 4.6%, contractual life of seven years, dividend yield of 0%, and expected volatility of 75%. The fair value of the warrant was recorded as a discount to the long-term debt and was amortized to interest expense. The discount was fully amortized as of March 2009.

In connection with the issuance of the Promissory Notes (see Note 4), on December 4, 2006, the Company issued fully vested warrants to purchase 430,568 shares of the Company's Series B convertible preferred stock at $1.858 per share. The warrant expires on December 7, 2013 (seven years after issuance). The Company has determined the fair value of the warrants on the date of grant to be $0.6 million estimated using the Black-Scholes option pricing model with the following assumptions: 0% dividend yield, 70% volatility, risk-free rate of 4.6%, and contractual life of seven years. The Company recorded the fair value of these warrants as a discount on the Notes. The discount was fully amortized as additional interest expense upon conversion of the Notes as of March 2009.

In connection with the Second Equipment Loan (see Note 4) on May 14, 2007, the Company issued two fully-vested warrants to purchase 75,348 shares of Series B convertible preferred stock at an exercise price of $1.858 per share. The warrants expire on March 31, 2015. The $77,000 fair value of the warrants on the date of grant was estimated using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 4.7%, contractual life of seven years, dividend yield of 0%, and expected volatility of 50%. The fair value of the warrants was recorded as a discount to the long-term debt and was fully amortized as additional interest expense as of March 2010.

The Company adopted ASC 815-40-15 effective on March 30, 2009 (the first day of Fiscal 2010) and as such, reclassified the carrying value of its preferred stock warrants from additional paid-in capital to a long-term liability. The difference between the fair value of the warrant at March 2009 and the amount previously recorded in stockholders' equity was $0.7 million, which was recorded as an adjustment to the opening balance of accumulated deficit upon adoption. Under the provisions of ASC 815, the Company records increases or decreases in fair value at each balance sheet date of the preferred stock warrant liability in the consolidated statements of income. As of March 2010, the fair value of the warrant liability was $7.9 million and the increase in value of $6.4 million during Fiscal 2010 was recorded in the accompanying statement of income.

During Q1 2011, the Company recorded an increase in the change in fair value of the warrants of $4.0 million. On June 25, 2010, the Company amended its Certificate of Incorporation to remove the provisions that had previously resulted in the outstanding preferred stock warrants being classified as a long-term liability under ASC 815-40-15. On the date of this amendment, the warrants were considered, under ASC 815-40-15, to be indexed to the Company's stock and accordingly, the fair value of the warrant liability on the date of the amendment, $11.9 million, was reclassified into stockholders' equity (as a component of the series of preferred stock into which the warrants were exercisable).

At the date of adoption, on March 30, 2009, at March 28, 2010 and as of June 25, 2010 (the date of amendment of the Certificate of Incorporation), the fair value of the above warrants using the Black-Scholes option pricing model and underlying assumptions was as follows:

	At the Date of Adoption of ASC 815-40-15 March 30, 2009		As of Year-End March 28, 2010		As of June 25, 2010
	Series A	Series B	Series A	Series B	Series A	Series B
Warrant valuations (in thousands)	$144	$1,345	$703	$7,149	$1,049	$10,828
Risk-free interest rate	1.5%	1.5% - 2.0%	1.7%	1.7% - 2.6%	1.1%	1.1% - 1.9%
Life (years)	3.8	4.0 - 6.0	2.8	3.0 - 5.0	2.5	2.8 - 4.8
Volatility	52.6%	51.2% - 52.3%	54.9%	49.7% - 53.9%	53.4%	49.2% - 52.6%
Expected dividends	0%	0%	0%	0%	0%	0%
Fair value of preferred stock	$3.19	$3.19	$12.67	$12.67	$18.45	$18.45

The Company determined that the use of a Black-Scholes option pricing model was appropriate in determining the fair value of the warrants in light of management's determination, at each of the above dates, that the likelihood of raising equity at a price below the previous rounds of equity was remote in light of a number of factors including the Company's historical operating income, which has provided cash flows from operating activities.

Upon completion of the IPO, the outstanding warrants to purchase convertible preferred stock were converted into warrants to purchase common stock.

Stock Plans

In July 2011, the Company's Board of Directors and its stockholders approved the establishment of the 2011 Stock Incentive Plan (the "2011 Plan"). As of January 1, 2012, the Company has reserved for issuance under the 2011 Plan a total of 10,443,822 shares, plus any additional shares that would otherwise return to the 2004 Plan after January 1, 2012 as a result of forfeiture, termination or expiration of awards previously granted under the 2004 Plan ("Plan Rollover"). In addition, the 2011 Plan provides for annual increases in the number of shares available for issuance thereunder on the first business day of each fiscal year, beginning with the day after the completion of the Company's current fiscal year on April 1, 2012, equal to four percent (4%) of the number of shares of the Company's common stock outstanding as of such date.

Under the Company's 2004 Stock Incentive Plan and 2011 Stock Incentive Plan (the "Plans"), the Board of Directors may grant either incentive stock options, nonqualified stock options, or stock awards to eligible persons, including employees, nonemployees, members of the Board of Directors, consultants and other independent advisors who provide services to the Company.

Incentive stock options may only be granted to employees and at an exercise price of no less than fair value on the date of grant. Nonqualified stock options may be granted at an exercise price of no less than 100% of fair value on the date of grant. For owners of more than 10% of the Company's common stock, options may only be granted for an exercise price of not less than 110% of fair value, and these options generally expire 10 years from the date of grant. Stock options may be exercisable immediately but subject to repurchase. Stock options vest over the period determined by the Board of Directors, generally four years.

Stock option activities of the Company under the Plans are as follows (in thousands except per share amounts):

	Options Available for Grant	Options Issued and Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance—March 30, 2008	2,779	7,167	$0.33
Options granted (weighted-average fair value of $0.53 per share)	(2,030)	2,030	0.83
Options exercised	—	(1,107)	0.11
Options canceled	1,047	(1,046)	0.20

Balance—March 29, 2009	1,796	7,044	$0.53
Increase to stock option pool	3,000
Options granted (weighted-average fair value of $1.41 per share)	(3,197)	3,197	2.68
Options exercised	—	(1,236)	0.30
Options canceled	660	(660)	0.89

Balance—March 28, 2010	2,259	8,345	$1.36
Options granted (weighted-average fair value of $2.51 per share)	(2,375)	2,375	5.37
Options exercised	—	(949)	0.76
Options canceled	1,573	(1,573)	3.21

Balance—April 3, 2011	1,457	8,198	$2.24	7.7	$31,452
Options granted (weighted-average fair value of $3.01 per share) (unaudited)	(589)	589	6.11
Options exercised (unaudited)	—	(184)	1.99
Options canceled (unaudited)	181	(181)	4.52

Balance—July 3, 2011 (unaudited)	1,049	8,422	$2.46
Increase in option pool (unaudited)	11,835
Options granted (weighted-average fair value of $3.58 per share) (unaudited)	(928)	928	7.32
Options exercised (unaudited)	—	(151)	2.24
Options canceled (unaudited)	157	(157)	4.25

Balance—October 2, 2011 (unaudited)	12,113	9,042	$2.93
Options granted (weighted-average fair value of $3.57 per share) (unaudited)	(2,418)	2,418	7.32
Options exercised (unaudited)	—	(151)	2.24
Options canceled (unaudited)	166	(157)	4.25

Balance—January 1, 2012 (unaudited)	9,861	11,192	$4.03	7.9	$66,513
April 3, 2011
Vested and expected to vest (unaudited)		6,869	$1.82	7.5	$29,209

Exercisable—April 3, 2011		4,077	$1.13	6.9	$20,135

July 3, 2011
Vested and expected to vest (unaudited)		7,582	$2.26	7.6	$38,381

Exercisable—July 3, 2011 (unaudited)		4,382	$1.18	6.8	$26,903

October 2, 2011
Vested and expected to vest (unaudited)		8,215	$2.72	7.5	$36,335

Exercisable—October 2, 2011 (unaudited)		4,706	$1.30	6.6	$27,431

January 1, 2012
Vested and expected to vest (unaudited)		10,032	$3.73	7.8	$62,561

Exercisable—January 1, 2012 (unaudited)		4,964	$1.34	6.5	$42,773

Restricted stock unit activities of the Company under the Plans are as follows (in thousands except per share amounts):

Restricted stock unit activity	Shares (in thousands)	Weighted average grant date fair value
Nonvested at October 2, 2011 (unaudited)	—	—
Granted (unaudited)	78.00	$10.10
Vested (unaudited)	—	—
Forfeited (unaudited)	—	—

Total nonvested at January 1, 2012 (unaudited)	78.00	$10.10

At January 1, 2012, there was approximately $0.5 million of total unrecognized compensation cost, restricted stock units, as measured, which the Company expects to recognize over a weighted-average period of 2.09 years.

Additional information regarding options outstanding as of April 2011 and January 2012 is as follows (in thousands except per share amounts):

Options Outstanding April 2011
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price of Options Outstanding	Number Exercisable	Weighted- Average Exercise Price of Options Exercisable
$0.04 - $0.08	68	4.63	$0.07	68	$0.07
$0.11 - $0.172	376	5.69	0.16	376	0.16
$0.32 - $0.70	3,130	6.75	0.60	2,358	0.58
$1.02 - $2.97	2,974	7.66	2.49	1,215	2.36
$5.07 - $6.11	1,650	8.14	5.45	60	5.08

	8,198	7.68	$2.24	4,077	$1.13

Options Outstanding January 2012 (unaudited)
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (In Years)	Weighted- Average Exercise Price of Options Outstanding	Number Exercisable	Weighted- Average Exercise Price of Options Exercisable
$0.04 - $0.08	68	3.88	$0.07	68	$0.07
$0.11 - $0.172	357	4.94	$0.15	357	$0.15
$0.32 - $0.70	3,060	6.03	$0.60	2,847	$0.59
$1.02 - $2.97	2,475	7.64	$2.48	1,385	$2.39
$5.07 - $10.00	4,636	9.37	$6.66	307	$5.28
$10.10 - $10.10	596	9.91	$10.10	—	$—

	11,192	7.92	$4.03	4,964	$1.34

During Fiscal 2010, the Board of Directors and the stockholders approved an additional 3,000,000 shares to be available for grant under the Plans. By April 2011, the Plans had accumulated 15,845,000 shares, and 9,655,000 shares were reserved for future issuance. During Fiscal 2012, the Board of Directors and the stockholders approved an additional 11,835,000 shares to be available for grant under the Plans. By January 1, 2012, the Plans had accumulated 27,680,000 reserved shares (without giving effect to Plan Rollover), and 21,053,000 shares were available for future issuance.

	April 2011 Shares	January 2012 Shares
	(in thousands)
		(unaudited)
Shares issuable under plans:
Options issued and outstanding	8,198	11,192
Restricted stock units granted	—	78
Shares remaining for issuance under plans	1,457	9,783

	9,655	21,053

Reserved in Plans	15,845	27,680
Less: Options exercised	(7,279)	(7,716)
Less: Restricted stock	(26)	(26)
Add: Repurchases of unvested shares	1,115	1,115

Shares available for future issuance	9,655	21,053

Valuation of Stock-Based Awards

The Company applies the provisions of ASC 718-10 "Compensation—Stock Compensation" using the modified prospective method. ASC 718-10 establishes accounting for stock-based awards based on the fair value of the award measured at grant date. Accordingly, stock-based compensation cost is recognized in the consolidated statements of income as a component of both cost of revenues and operating expenses over the requisite service period. The fair value of stock options granted or modified after March 31, 2006, is recognized as compensation expense using the Black-Scholes option pricing model, single option approach. ASC 718-10 requires tax benefits in excess of compensation cost to be reported as a financing cash flow rather than as a reduction of taxes paid. The determination of the fair value of stock-based payment awards on the date of grant using the Black-Scholes option pricing model is affected by the volatilities of a peer group of companies based on industry, stage of life cycle, size and financial leverage, actual and projected employee stock option exercise behaviors, risk-free interest rate and expected dividends. Variables to be determined include expected volatility, estimated term and risk-free interest rate.

Expected Term

The Company has elected to use the simplified method described in Staff Accounting Bulletin No. 110, Topic 14, Share-Based Payment, to compute the expected term.

Expected Volatility

The Company estimates volatility for option grants by evaluating the average historical volatility of peer group companies for the period immediately preceding the option grant for a term that is approximately equal to the option's expected term.

Risk-Free Interest Rate

The Company bases the risk-free interest rate that it uses in the Black-Scholes option pricing model on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options.

Expected Dividend

The Company does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the Black-Scholes option pricing model.

The aggregate intrinsic value of the stock options exercised during Fiscal 2009, Fiscal 2010 and Fiscal 2011 was $0.7 million, $2.2 million and $4.6 million, respectively. The aggregate intrinsic value of the stock options exercised during the three and nine months ended December 26, 2010 was $0.7 million and $4.1 million, respectively. The aggregate intrinsic value of the stock options exercised during the three and nine months ended January 1, 2012 was $0.7 million and $2.2 million, respectively. The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the estimated fair market value of the underlying common stock at the date of exercise.

The number of options expected to vest takes into account an estimate of expected forfeitures. The remaining unamortized stock-based compensation expense, reduced for estimated forfeitures and related to non-vested options, was $2.6 million, $3.7 million and $13.3 million at March 2010, April 2011 and January 2012, respectively, and, for all periods will be amortized over a weighted-average remaining period of approximately three years. Total unrecognized expense will be adjusted for future changes in estimated forfeitures.

The Company used the following weighted-average assumptions in determining stock-based compensation expense for Fiscal 2009, Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 and the three and nine months ended January 1, 2012:

	Fiscal 2009	Fiscal 2010	Fiscal 2011	Three Months Ended		Nine Months Ended
				Dec. 26, 2010	January 1, 2012	Dec. 26, 2010	January 1, 2012
				(unaudited)
Expected Term	6.1 years	5.6 years - 7.3 years	6.1 years	6.1 years	5.6 years	6.1 years	5.8 years
Volatility	50.8% - 54.3%	49.7% - 61.6%	42.5% - 50.3%	42.5%	48.2%	42.5%- 49.3%	48.7%
Risk-free interest rate	1.8% - 3.8%	2.1% - 3.2%	1.5% - 2.9%	1.5%	1.1%	1.5%- 3.0%	1.5%
Dividend yield	0%	0%	0%	0%	0%	0%	0%

Stock-Based Compensation Expense

Total employee stock-based compensation cost for the Company's stock plans for Fiscal 2009, Fiscal 2010, Fiscal 2011, the three and nine months ended December 26, 2010 and the three and nine months ended January 1, 2012 are recorded as follows:

	Fiscal 2009	Fiscal 2010	Fiscal 2011	Three Months Ended		Nine Months Ended
				Dec. 26, 2010	January 1, 2012	Dec. 26 2010	January 1, 2012
				(unaudited)
	(in thousands)
Cost of revenue	$68	$155	$261	$71	$78	$203	$237
Research and development	184	536	904	235	349	693	995
Selling, general and administrative	259	504	897	238	474	676	1,261

Total employee stock-based compensation expense	$511	$1,195	$2,062	$544	$901	$1,572	$2,493

Nonemployee Stock-Based Compensation

The Company did not grant any stock options to nonemployees during Fiscal 2009. However, during Fiscal 2010, the Company granted options to purchase 30,000 shares of common stock to a nonemployee at an exercise price of $2.97 per share. During Fiscal 2011, the Company granted 5,000 shares to a non-employee at an exercise price of $5.07 per share. During the nine months ended December 26, 2010, the Company granted 5,000 shares to a non-employee at an exercise price of $5.07 per share. The Company did not grant shares to non-employees during the nine months ended January 1, 2012.

Total stock-based compensation related to options granted to non-employees was $33,000 and $128,000 in Fiscal 2010 and Fiscal 2011, respectively. Compensation expense related to non-employee options was recorded in selling, general and administrative expense in Fiscal 2010 and selling, general and administrative expense and research and development expense in Fiscal 2011 in the consolidated statements of income.

Total stock-based compensation related to options granted to non-employees was $19,000 and $0.1 million in for the three and nine months ended December 26, 2010, respectively. Total stock-based compensation related to options granted to non-employees was $0 and $14,000 for three and nine months ended January 1, 2012, respectively. Compensation expense related to non-employee options was recorded in selling, general and administrative expense for the three and nine months ended December 26, 2010 and selling, general and administrative expense and research and development expense for the three and nine months ended January 1, 2012 in the consolidated statements of income.

For Fiscal 2010 and Fiscal 2011, the fair value of the options granted to non-employees was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions: no dividend yield (for all periods), volatility of 61.6% for Fiscal 2010 and 50.3% for Fiscal 2011, risk-free interest rates of 3.3% to 3.7% for Fiscal 2010 and 3.1% to 3.4% for Fiscal 2011 and a contractual life of 10 years for Fiscal 2010 and 8.5 to 9.1 years for 2011.

For the three and nine months ended December 26, 2010, the fair value of the options granted to non-employees was estimated using the Black-Scholes option model with the following weighted-average assumptions: no dividend yield for all periods, volatility of 58.1% to 61.1% and 52.0 to 61.1% for the three and nine months ended December 26, 2010, respectively, risk-free interest rate of 3.2% to 3.4% and 2.5% to 3.4% for the three and nine months ended December 26, 2010, respectively, and a contractual life of 9.3 to 9.8 years for the three and nine months ended December 26, 2010, respectively.

Common Stock

As of April 2011 and January 2012, common stock reserved for future issuance was as follows (in thousands):

	Number of Shares
Common stock reserved for issuance	April 2011	January 2012
Stock Plans:
Outstanding stock options	8,198	11,192
Outstanding restricted stock units	—	78
Reserved for future equity incentive grants	1,457	9,783

	9,655	21,053

Convertible preferred stock (as converted):
Series A	20,000	—
Series B	14,801	—
Series C	15,510	—

	50,311	—

Warrants to purchase convertible preferred stock (as converted):
Series A	150	—
Series B	1,614	—

	1,764	—
Warrants to purchase common stock	—	1,075

Total common stock reserved for future issuances	61,730	22,128